Other Reserves (Details) - Schedule of Other Reserves - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Share-based payments [Member]
Schedule of Other Reserves [Line Items]
Balance at beginning	$ 3,123,759	$ 3,053,197	$ 3,360,128
Currency translation differences
Other comprehensive income
Options and warrants exercised	(43,780)
Options issued in the period (net of adjustments)	(11,932)
Options and warrants issued/expensed		104,753	54,930
Options and warrants lapsed/expired	(23,957)	(156,392)	(361,861)
Unlisted options issued/expensed	15,231
Performance rights issued/expensed		122,201
Balance at ending	3,059,321	3,123,759	3,053,197
Foreign currency translation [Member]
Schedule of Other Reserves [Line Items]
Balance at beginning	112,210	113,222	106,514
Currency translation differences	2,266	(1,012)	6,708
Other comprehensive income	2,266	(1,012)	6,708
Options and warrants exercised
Options issued in the period (net of adjustments)
Options and warrants issued/expensed
Options and warrants lapsed/expired
Unlisted options issued/expensed
Performance rights issued/expensed
Balance at ending	114,476	112,210	113,222
Total other reserves [Member]
Schedule of Other Reserves [Line Items]
Balance at beginning	3,235,969	3,166,419	3,466,642
Currency translation differences	2,266	(1,012)	6,708
Other comprehensive income	2,266	(1,012)	6,708
Options and warrants exercised	(43,780)
Options issued in the period (net of adjustments)	(11,932)
Options and warrants issued/expensed		104,753	54,930
Options and warrants lapsed/expired	(23,957)	(156,392)	(361,861)
Unlisted options issued/expensed	15,231
Performance rights issued/expensed		122,201
Balance at ending	$ 3,173,797	$ 3,235,969	$ 3,166,419